Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue/Sales, net	$ 238,955	$ 148,377	$ 614,078	$ 757,311	$ 1,045,020	$ 623,716
Revenue, net, related party						37,431
Sales - discounts				$ (20,000)
Total Revenue/sales, net	$ 238,955	$ 148,377	$ 614,078	737,311	$ 1,045,020	661,147
Cost of goods sold	143,317	138,340	510,922	601,011	739,651	430,425
Gross profit	95,638	10,037	103,156	136,300	305,369	240,324
Expenses:
General and administrative					34,805	15,840
Selling, general & administrative	27,426	20,059	80,014	72,624
Professional and consulting fees					94,959	$ 40,858
Research and development					155,000
Sales expenses					115,689
Operating Expenses	27,426	20,059	80,014	72,624	400,453	$ 66,300
Income (loss) before income taxes					$ (95,084)	174,024
Income tax expense						61,032
Net (loss) income	$ 68,212	$ (10,022)	$ 23,142	$ 63,676	$ (95,084)	$ 112,992
Net income (loss) per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.01	$ 0.01
Weighted average number of common shares outstanding - Basic and diluted	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000